Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Jun. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Commitments And Contingencies [Abstract]
Unadvanced home equity lines of credit and outstanding commitments		$ 265.5	$ 266.5
Percentage of estimated market value	95.00%	90.00%
Agreements outstanding in connection with the remodeling of the bank's home office		$ 1.7